Employment Benefits - Summary of Expense Relating to Defined Benefit Plans by Nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Defined benefit	₩ 473,369	₩ 400,985	₩ 539,619
Cost of sales [member]
Disclosure of defined benefit plans [line items]
Defined benefit	340,165	285,209	404,243
Selling, general and administrative expense [member]
Disclosure of defined benefit plans [line items]
Defined benefit	87,815	73,521	81,457
Others (Construction-in-progress and others) [member]
Disclosure of defined benefit plans [line items]
Defined benefit	₩ 45,389	₩ 42,255	₩ 53,919